Filed pursuant to Rule 497
Registration No. 333-115038

BRYCE CAPITAL GROWTH FUND

BRYCE CAPITAL VALUE FUND,

EACH A SERIES OF BRYCE CAPITAL FUNDS

Supplement dated April 28, 2005 to
Prospectus dated September 14, 2004

This Supplement contains information relating to the section entitled “Distributor” in our September 14, 2004 prospectus. The disclosure under such section is hereby deleted and shall be replaced by the following:

Effective December 31, 2004, Aquarius Fund Distributors, LLC, with an address of 1005 South 107th Avenue, Omaha, Nebraska 68114, became the distributor and principal underwriter for each of the Funds of the Trust.